Segments and Geographic Information (Tables)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Segments and Geographic Information
Schedule of sales and assets by country

	Quarter Ended		Nine Months Ended
	October 27, 2012	October 29, 2011	October 27, 2012	October 29, 2011
	(in millions)
Net Sales:
United States	$915	$906	$2,617	$2,551
Canada	99	90	267	255
Consolidated Total	$1,014	$996	$2,884	$2,806

	October 27, 2012	January 28, 2012	October 29, 2011
	(in millions)
Total Assets:
United States	$1,761	$1,713	$1,670
Canada	140	109	110
Consolidated Total	$1,901	$1,822	$1,780

	Fiscal Year
	2011	2010	2009
		(Restated)	(Restated)
	(In millions)
Net Sales:
United States	$3,825	$3,673	$3,572
Canada	385	358	316
Consolidated Total	$4,210	$4,031	$3,888
Total Assets:
United States	$1,713	$1,699	$1,647
Canada	109	81	75
Consolidated Total	$1,822	$1,780	$1,722

Schedule of reconciliation of EBITDA (excluding loss on early extinguishment of debt) to net income

	Quarter Ended		Nine Months Ended
	October 27, 2012	October 29, 2011	October 27, 2012	October 29, 2011
	(in millions)

Net income	$36	$32	$102	$79
Interest expense	60	62	187	188
Loss on early extinguishment of debt	3	1	3	16
Provision for income taxes	20	19	58	48
Depreciation and amortization	25	25	71	75
EBITDA (excluding loss on early extinguishment of debt)	$144	$139	$421	$406

	Fiscal Year
	2011	2010	2009
	(In millions)
Net income	$176	$103	$103
Interest expense	254	276	257
Loss on early extinguishment of debt	18	53	—
Provision for income taxes	112	46	54
Depreciation and amortization	101	103	116
EBITDA (excluding loss on early extinguishment of debt)	$661	$581	$530